S000057735 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar U.S. Cash T-Bill TR USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.36%	2.50%	2.45%
Performance Inception Date	[1]			Nov. 02, 2018
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%	(0.33%)	1.54%
Performance Inception Date	[2]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	3.65%	3.90%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	2.22%	2.60%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	2.24%	2.49%
Performance Inception Date				Nov. 02, 2018

[1]	The Morningstar U.S. Cash T‑Bill TR USD Index measures the performance of a 13‑week U.S. Treasury Bill, and is the index against which the Fund is primarily managed.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.